Cover	Jul. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2026
Entity File Number	001-43125
Entity Registrant Name	RF ACQUISITION CORP III
Entity Central Index Key	0002091712
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	111 Somerset
Entity Address, Address Line Two	#05-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	238164
City Area Code	65
Local Phone Number	98203007
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share And One Right [Member]
Title of 12(b) Security	Units, each consisting of one ordinary share and one right to receive one-tenth of one ordinary share
Trading Symbol	RFAMU
Security Exchange Name	NASDAQ
Ordinary Shares Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	RFAM
Security Exchange Name	NASDAQ
Rights Each Right Entitling Holder Thereof To Onetwentieth Of One Ordinary Share [Member]
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Trading Symbol	RFAMR
Security Exchange Name	NASDAQ